Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2018
Financial Instruments [Abstract]
Schedule of fair value measurement at Level 3
Financial instrument	Valuation method for determining fair value	Significant unobservable inputs

Warrants issued June 5, 2018	Black - Scholes	expected term	5.5 years
		expected volatility	115.67%
		annual risk free interest	2.84%
		dividend yield	0%

Warrants issued July 14, 2017	Black - Scholes	expected term	4.5 years
		expected volatility	109.05%
		annual risk free interest	2.75%
		dividend yield	0%